Schedule of oil and gas areas participations (Details)	12 Months Ended
	Dec. 31, 2021
Argentinian Production 1 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Neuquén
Operator name	YPF
Argentinian Production Partial 1 [Member]
IfrsStatementLineItems [Line Items]
Location	Río Negro and Neuquén
[custom:JointOperationsDurationUpToDescription]	2027/2051
Argentinian Production Rio Partial [Member]
IfrsStatementLineItems [Line Items]
Direct participation	31.42%
Argentinian Production Neuquen Partial [Member]
IfrsStatementLineItems [Line Items]
Direct participation	33.07%
Argentinian Production 2 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Sierra Chata
Location	Neuquén
Direct participation	45.55%
Operator name	PAMPA
Duration up to	2053
Argentinian Production 3 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	El Mangrullo
Location	Neuquén
Direct participation	100.00%
Operator name	PAMPA
Duration up to	2053
Argentinian Production 4 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	La Tapera - Puesto Quiroga
Location	Chubut
Direct participation	35.67%
Operator name	Tecpetrol
Duration up to	2027
Argentinian Production 5 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	El Tordillo
Location	Chubut
Direct participation	35.67%
Operator name	Tecpetrol
Duration up to	2027
Argentinian Production 6 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Aguaragüe
Location	Salta
Direct participation	15.00%
Operator name	Tecpetrol
[custom:JointOperationsDurationUpToDescription]	2023/2027
Argentinian Production 7 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Gobernador Ayala
Location	Mendoza
Direct participation	22.51%
Operator name	Pluspetrol
Duration up to	2036
Argentinian Production 8 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Anticlinal Campamento	[1]
Location	Neuquén	[1]
Direct participation	15.00%	[1]
Operator name	Oilstone	[1]
Duration up to	2026	[1]
Argentinian Production 9 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Estación Fernández Oro	[2]
Location	Río Negro	[2]
Direct participation	15.00%	[2]
Operator name	YPF	[2]
Duration up to	2026	[2]
Argentinian Production 10 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Limay este (Ex Senillosa)	[3]
Location	Neuquén	[3]
Operator name	PAMPA	[3]
Duration up to	2040	[3]
Indirect participation	85.00%	[3]
Argentinian Production 11 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Veta Escondida y Rincón de Aranda
Location	Neuquén
Direct participation	55.00%
Operator name	PAMPA
Duration up to	2027
Argentinian Production 12 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Rincón del Mangrullo
Location	Neuquén
Direct participation	50.00%
Operator name	YPF
Duration up to	2052
Argentinian Production 13 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Los Blancos (ex Chirete)
Location	Salta
Direct participation	50.00%
Operator name	High Luck Group Limited
Duration up to	2045
Foreign 1 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Oritupano - Leona	[4]
Location	Venezuela	[4]
Operator name	PDVSA	[4]
Duration up to	2025	[4]
Indirect participation	22.00%	[4]
Foreign 2 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Acema	[4]
Location	Venezuela	[4]
Operator name	PDVSA	[4]
Duration up to	2025	[4]
Indirect participation	34.49%	[4]
Foreign 3 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	La Concepción	[4]
Location	Venezuela	[4]
Operator name	PDVSA	[4]
Duration up to	2025	[4]
Indirect participation	36.00%	[4]
Foreign 4 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Mata	[4]
Location	Venezuela	[4]
Operator name	PDVSA	[4]
Duration up to	2025	[4]
Indirect participation	34.49%	[4]
Argentinian Exploration 1 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Parva Negra Este	[5]
Location	Neuquén	[5]
Direct participation	42.50%	[5]
Operator name	PAMPA	[5]
Duration up to	2019	[5]
Argentinian Exploration 2 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Atuel	[6]
Location	Mendoza	[6]
Direct participation	33.33%	[6]
Operator name	Petrolera El Trebol	[6]
Duration up to	2020	[6]
Argentinian Exploration 3 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Borde del Limay	[3]
Location	Neuquén	[3]
Direct participation	85.00%	[3]
Operator name	PAMPA	[3]
Duration up to	2015	[3]
Argentinian Exploration 4 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Los Vértices	[3]
Location	Neuquén	[3]
Direct participation	85.00%	[3]
Operator name	PAMPA	[3]
Duration up to	2015	[3]
Argentinian Exploration 5 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Las Tacanas Norte
Location	Neuquén
Direct participation	90.00%
Operator name	PAMPA
Duration up to	2023

[1]	Direct participation in 9 wells.
[2]	Direct participation in 13 wells.
[3]	In the process of being transferred to GyP
[4]	Corresponding to the following stakes (direct and indirect): 22% in Petroritupano S.A., 36% in Petrowayú S.A., 34.49% in Petroven-Bras S.A. and 34.49% in Petrokariña S.A (Venezuelan mixed companies) regulating the exploitation of the Oritupano Leona, La Concepción, Acema and Mata blocks, respectively, and incorporated as a result of the purchase of Petrobras Participaciones S.L.’s capital stock in July 2016, without obtaining the Venezuelan Government’s authorizations regarding the change of indirect control. The Company has expressed to the Venezuelan Government authorities its willingness to negotiate the transfer of its shares to Corporación Venezolana de Petróleo S.A.
[5]	In the process of requesting appraisal.
[6]	On November 26, 2021, Petrolera El Trébol and the Company requested the extension for the third exploration period, to the Mendoza Province, for a period of 1 year, beginning on December 18, 2021.